Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
C000226945
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bitwise Crypto Industry Innovators ETF
Without Sales Load [Member] | C000226945
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.00%)	(15.55%)
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	9.70%